Nontrade Receivables and Allowance for Credit Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 6,230,064	$ 6,152,961
Allowance for credit losses	(72,967)	(92,142)	(83,889)
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	28,789	22,377
Allowance for credit losses	(6,217)	(6,892)	(8,871)
Net nontrade receivables	22,572	15,485
Agents | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	9,681	9,008
Allowance for credit losses	(4,712)	(5,531)
Net nontrade receivables	4,969	3,477
Reinsurer | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	19,108	13,369
Allowance for credit losses	(1,505)	(1,361)
Net nontrade receivables	$ 17,603	$ 12,008